UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2006
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	April 27, 2006



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 49

Form 13F Information Table Value Total : $169,449

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1869    44000 SH       SOLE                    44000
Advent Software                COM              007974108    10488   369048 SH       SOLE                   369048
Affymetrix                     COM              00826T108     5527   167834 SH       SOLE                   167834
Agile Software                 COM              00846x105     4535   594385 SH       SOLE                   594385
Alexza Pharmceuticals          COM              015384100      609    62500 SH       SOLE                    62500
Automatic Data Processing, Inc COM              053015103      316     6911 SH       SOLE                     6911
BEA Systems, Inc               COM              073325102     6262   476926 SH       SOLE                   476926
BP Amoco PLC                   COM              055622104     1314    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1355       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1720      571 SH       SOLE                      571
CNET Networks Inc.             COM              12613R104     6678   469948 SH       SOLE                   469948
Cisco Systems                  COM              17275R102      436    20100 SH       SOLE                    20100
CuraGen Corp.                  COM              23126R101     1945   388200 SH       SOLE                   388200
Dolby Laboratories Inc         COM              25659T107     4307   206095 SH       SOLE                   206095
EMC Corporation                COM              268648102      655    48048 SH       SOLE                    48048
Electronic Arts                COM              285512109     8130   148571 SH       SOLE                   148571
Exelixis Inc                   COM              30161Q104     2219   184740 SH       SOLE                   184740
FormFactor                     COM              346375108    10274   261287 SH       SOLE                   261287
General Electric               COM              369604103     1948    56016 SH       SOLE                    56016
General Mills                  COM              370334104      676    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      730    10000 SH       SOLE                    10000
IBM                            COM              459200101     1824    22116 SH       SOLE                    22116
Ilumina                        COM              452327109     5165   217478 SH       SOLE                   217478
Inhibitex                      COM              45719T103     1345   185330 SH       SOLE                   185330
Intel Corp.                    COM              458140100     1557    80000 SH       SOLE                    80000
Intuit                         COM              461202103     7127   133982 SH       SOLE                   133982
Johnson & Johnson              COM              478160104      955    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     6025   315106 SH       SOLE                   315106
Linear Technology              COM              535678106    10755   306594 SH       SOLE                   306594
Magma Design                   COM              559181102     2253   260518 SH       SOLE                   260518
Maxim Intgrtd. Prod.           COM              57772K101     7973   214622 SH       SOLE                   214622
Minnesota Mining               COM              604059105      303     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107     4677   141055 SH       SOLE                   141055
Nektar Therapeutics            COM              640268108     5387   264350 SH       SOLE                   264350
Nuvelo Inc                     COM              67072M301     1254    70390 SH       SOLE                    70390
PMC-Sierra Inc                 COM              69344F106     6309   513319 SH       SOLE                   513319
Pfizer, Inc.                   COM              717081103     1246    50000 SH       SOLE                    50000
Pharmion Corp                  COM              71715B409     2064   114522 SH       SOLE                   114522
RightNow Technologies          COM              76657r106      555    35000 SH       SOLE                    35000
Royal Dutch Shell PLC          COM              780259206      249     4000 SH       SOLE                     4000
Salesforce.com Inc             COM              79466L302     4762   131070 SH       SOLE                   131070
Schering-Plough                COM              806605101     1200    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108     1013     8000 SH       SOLE                     8000
Solexa Inc                     COM              83420X105      908    91000 SH       SOLE                    91000
Target CP                      COM              239753106      787    15140 SH       SOLE                    15140
Vertex Pharm.                  COM              92532F100     4452   121670 SH       SOLE                   121670
Vitesse Semi.                  COM              928497106     5350  1494300 SH       SOLE                  1494300
Yahoo                          COM              984332106     9526   295281 SH       SOLE                   295281
Zhone Technology               COM              98950P108     2435   908766 SH       SOLE                   908766